Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
(20)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2013, and December 31, 2012 and condensed statements of income and cash flows for the years ended December 31, 2013, 2012 and 2011 of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto.

Condensed Balance Sheets:

	2013	2012
Assets:
Cash and due from banks	$5,199	$2,863
Investment in subsidiary	100,914	113,131
Prepaid expenses and other assets	1,078	707

Total assets	$107,191	$116,701

Liabilities and equity Liabilities
Unrealized loss on derivative	$750	$1,126
Dividends payable—common	325	180
Interest payable	87	86
Other liabilities	2	—
Subordinated debentures	10,310	10,310

Total liabilities	11,474	11,702

Equity:
Preferred stock	—	—
Common stock	79	79
Common stock warrants	—	556
Additional paid-in capital	58,302	76,288
Retained earnings	44,694	41,829
Treasury stock—preferred stock	—	(18,400)
Treasury stock- common stock	(5,929)	(5,076)
Accumulated other comprehensive income	(1,429)	9,723

Total equity	95,717	104,999

Total liabilities and equity	$107,191	$116,701

Condensed Statements of Income:

	2013	2012	2011
Interest and dividend income:
Dividend income from subsidiary bank	$5,500	6,000	—
Income on agency securities	—	56	—

Total interest and dividend income	5,500	6,056	—

Interest expense	733	745	742
Non-interest expenses	684	584	423

Total expenses	1,417	1,329	1,165

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	4,083	4,727	(1,165)
Income tax benefits	(496)	(367)	(316)

Income (loss) before equity in undistributed earnings of subsidiary	4,579	5,094	(849)
Equity in (distributions in excess of) earnings of subsidiary	(817)	(1,025)	3,769

Net income	3,762	4,069	2,920
Preferred stock dividend and warrant accretion	—	(1,229)	(1,031)

Income available to common shareholders	$3,762	$2,840	1,889

Condensed Statements of Cash Flows:

	2013	2012	2011
Cash flows from operating activities:
Net income	$3,762	4,069	2,920
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	817	1,025	(3,769)
Amortization of restricted stock	115	99	118
Increase (decrease) in:
Current income taxes payable	(355)	74	—
Accrued expenses	(142)	(1)	438

Net cash (used in) provided by operating activities:	4,197	5,266	(293)

Cash flows for investing activities:
Net cash used in investing activities	—	—	—

Cash flows from financing activities:
Purchase of preferred stock—treasury	—	(18,400)	—
Purchase of common stock—treasury	(853)	—	—
Purchase of common stock warrant	(257)	—	—
Dividends paid on preferred stock	—	(1,007)	(920)
Dividends paid on common stock	(751)	(598)	(1,909)

Net cash (used in) provided by financing activities	(1,861)	(20,005)	(2,829)

Net increase (decrease) in cash	2,336	(14,739)	(3,122)
Cash and due from banks at beginning of year	2,863	17,602	20,724

Cash and due from banks at end of year	$5,199	2,863	17,602